Unaudited Condensed Consolidated Statements of Stockholders’ Equity - USD ($)	Common Stock	Additional Paid In Capital	Accumulated Other Comprehensive Income (Loss)	Accumulated Deficit	Subscription Payable	Total
Balance at Jan. 31, 2019	$ 5,424	$ 8,579,890	$ (52)	$ (6,180,650)		$ 2,404,612
Balance (in Shares) at Jan. 31, 2019	5,423,956
Issuance of warrants for services		252,700				252,700
Issuance of common stock for accounts payable	$ 17	239,983				240,000
Issuance of common stock for accounts payable (in Shares)	17,144
Foreign currency translation adjustment			(252)			(252)
Net loss				(2,721,627)		(2,721,627)
Balance at Jan. 31, 2020	$ 5,441	9,072,573	(304)	(8,902,277)		175,433
Balance (in Shares) at Jan. 31, 2020	5,441,100
Common stock issued for services	$ 5	49,995				50,000
Common stock issued for services (in Shares)	5,000
Common stock issued for cash	$ 47	515,061				515,108
Common stock issued for cash (in Shares)	46,828
Conversion of debt for common stock	$ 25	287,475				287,500
Conversion of debt for common stock (in Shares)	25,000
Reclassification of warrants from liability to equity		906,678				906,678
Net loss				(638,063)		(638,063)
Balance at Jul. 31, 2020	$ 5,518	10,831,782	(304)	(9,540,340)		1,296,656
Balance (in Shares) at Jul. 31, 2020	5,517,928
Balance at Jan. 31, 2020	$ 5,441	9,072,573	(304)	(8,902,277)		175,433
Balance (in Shares) at Jan. 31, 2020	5,441,100
Proceeds from sale of common stock and warrants	$ 47	515,061				515,108
Proceeds from sale of common stock and warrants (in Shares)	46,828
Issuance of common stock for acquisition	$ 609	6,084,571				6,085,180
Issuance of common stock for acquisition (in Shares)	608,519
Common stock issued for services	$ 135	2,004,740				2,004,875
Common stock issued for services (in Shares)	135,325
Reclassification of warrants from liability to equity		906,678				906,678
Issuance of common stock for note payable	$ 25	287,475				287,500
Issuance of common stock for note payable (in Shares)	25,000
Subscription payable for cash					60,000	60,000
Subscription payable for services					10,000	10,000
Net loss				(2,932,828)		(2,932,828)
Balance at Jan. 31, 2021	$ 6,257	18,871,098	(304)	(11,835,105)	70,000	7,111,946
Balance (in Shares) at Jan. 31, 2021	6,256,772
Balance at Apr. 30, 2020	$ 5,513	10,781,787	(304)	(9,314,471)		1,472,525
Balance (in Shares) at Apr. 30, 2020	5,512,928
Common stock issued for services	$ 5	49,995				50,000
Common stock issued for services (in Shares)	5,000
Net loss				(225,869)		(225,869)
Balance at Jul. 31, 2020	$ 5,518	10,831,782	(304)	(9,540,340)		1,296,656
Balance (in Shares) at Jul. 31, 2020	5,517,928
Balance at Jan. 31, 2021	$ 6,257	18,871,098	(304)	(11,835,105)	70,000	7,111,946
Balance (in Shares) at Jan. 31, 2021	6,256,772
Common stock issued for proceeds and payment for license	$ 81	699,919			(60,000)	640,000
Common stock issued for proceeds and payment for license (in Shares)	81,396
Common stock issued for services	$ 18	409,982			(10,000)	400,000
Common stock issued for services (in Shares)	18,102
Net loss				(835,880)		(835,880)
Balance at Jul. 31, 2021	$ 6,356	19,980,999	(304)	(12,670,985)		7,316,066
Balance (in Shares) at Jul. 31, 2021	6,356,270
Balance at Apr. 30, 2021	$ 6,356	19,980,999	(304)	(12,151,062)		7,835,989
Balance (in Shares) at Apr. 30, 2021	6,356,270
Net loss				(519,923)		(519,923)
Balance at Jul. 31, 2021	$ 6,356	$ 19,980,999	$ (304)	$ (12,670,985)		$ 7,316,066
Balance (in Shares) at Jul. 31, 2021	6,356,270